Revenue - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,058,109,000	$ 2,034,261,000	[1]	$ 2,368,085,000	[1]
Contract liabilities	113,274,000	98,651,000		138,032,000
Polestar Times Technology
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	21,858,000			0
Polestar Times Technology | Total for all related parties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods, related party transactions, at point in time		38,180,000		31,298,000
Sales Generated Obligation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	231,487,000	305,086,000		119,832,000
Contract liabilities	37,649,000	$ 74,879,000		$ 31,298,000
Revenue recognized	$ 21,858,000

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).